Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Dec-14
Date of Report:	15-Jan-15

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose. The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(2)	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	1.00%	Fixed

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$1,515,000,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$5,583,100,000

Total Covered Bond Outstanding			$7,098,100,000

Total Outstanding OSFI Covered Bond Limit			22,678,460,000

Weighted average maturity of Outstanding Covered Bonds (months)			52.18

Weighted average remaining term of Loans in Cover Pool (months)			24.72

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

(2) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of CBL1. The Coupon Rate specified for CBL1 applies until the Final Maturity Date following which the floating rate of interest specified in the Final Terms of CBL1 is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date. The capitalized terms used here are defined in the Final Terms dated 2 May 2014.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	Bank of Montreal
Standby Bank Account and Standby GDA Provider	Royal Bank of Canada
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ or AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 or A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Dec-14
Date of Report:	15-Jan-15

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)

IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test
(Applicable to Hard Bullet Covered Bonds)

Pre-Maturity Required Ratings	Moody’s	Fitch	DBRS(1)
	P-1	F1+	A(high) or A(low)

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Liquidity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount.

Reserve Fund Required Amount:         Nil

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Dec-14
Date of Report:	15-Jan-15

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$1,515,000,000

A (1) = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$5,555,600,676		A (i)		5,941,818,905
B = Principal receipts not applied	-		A (ii)		5,555,600,676
C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$5,555,600,676

Asset Coverage Test Pass/Fail	Pass

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Valuation Calculation

Trading Value of Covered Bonds	$1,557,056,400

A = Lesser of i) Present value of outstanding loan balance of Performing	5,982,646,915		A (i)		5,982,646,915
Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing
Performing Eligible Loans, net of adjustments
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		10,419,408,499
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$5,982,646,915

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.79%
(2) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Intercompany Loan Balance

Guarantee Loan	$1,620,412,341
Demand Loan	4,521,673,259

Total	$6,142,085,600

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
December 31, 2014	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	209,007,238	199,037,408
Proceeds for sale of Loans
Revenue Receipts	17,632,060	16,464,964
Swap Receipts	5,068,478	5,274,182
Cash Capital Contribution	-	-
Advances of Intercompany Loans
Guarantee Fee
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(9,437,842)	(10,024,642)
Intercompany Loan principal	(193,484,000)	(283,689,800)
Intercompany Loan repayment
Mortgage Top-up Settlement
Misc Partnership Expenses	(48)	(98)
Profit Distribution to Partners	(104,021)	-

Net inflows/(outflows)	28,681,864	(72,937,986)

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	6,148,918,384
Aggregate Outstanding Balance	$5,946,002,407
Number of Loans	30,569
Average Loan Size	$194,511
Number of Primary Borrowers	29,853
Number of Properties	30,569
	Original (2)			Indexed (1)
Weighted Average Current Loan to Value (LTV)	61.66%			54.76%
Weighted Average Authorized LTV	69.86%			61.75%
Weighted Average Original LTV	69.86%
Weighted Average Seasoning	31.42	(Months	)
Weighted Average Coupon	3.12%
Weighted Average Original Term	56.14	(Months	)
Weighted Average Remaining Term	24.72	(Months	)
Substitution Assets	Nil

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Dec-14
Date of Report:	15-Jan-15

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	30,480	99.71	$5,924,681,618	99.64
30 - 59 days past due	40	0.13	$10,769,478	0.18
60 - 89 days past due	27	0.09	$6,367,809	0.11
90 or more days past due	22	0.07	$4,183,502	0.07

Grand Total	30,569	100.00	$5,946,002,407	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	3,558	11.64	$787,514,529	13.24
British Columbia	3,471	11.35	$832,311,516	14.00
Manitoba	544	1.78	$82,226,978	1.38
New Brunswick	614	2.01	$70,229,146	1.18
Newfoundland	770	2.52	$116,268,986	1.96
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,075	3.52	$167,382,523	2.82
Ontario	13,007	42.55	$2,632,700,850	44.28
Prince Edward Island	196	0.64	$25,829,237	0.43
Quebec	6,722	21.99	$1,126,922,804	18.95
Saskatchewan	612	2.00	$104,615,839	1.76
Yukon Territories	-	-	$-	-

Grand Total	30,569	100.00	$5,946,002,407	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage
Less than 600 or Unavailable	690	2.26	$121,015,205	2.04
600 - 650	1,094	3.58	$233,643,935	3.93
651 - 700	3,239	10.60	$704,230,933	11.84
701 - 750	6,766	22.13	$1,455,913,306	24.49
751 - 800	12,248	40.07	$2,388,742,946	40.17
801 and Above	6,532	21.37	$1,042,456,082	17.53

Grand Total	30,569	100.00	$5,946,002,407	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	27,672	90.52	$5,285,559,989	88.89
Variable	2,897	9.48	$660,442,418	11.11

Grand Total	30,569	100.00	$5,946,002,407	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	30,569	100.00	$5,946,002,407	100.00

Grand Total	30,569	100.00	$5,946,002,407	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	25,532	83.52	$4,843,629,276	81.46
Non-Owner Occupied	5,037	16.48	$1,102,373,131	18.54

Grand Total	30,569	100.00	$5,946,002,407	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	29,158	95.38	$5,763,501,351	96.93
4.00 - 4.49	1,079	3.53	$139,862,614	2.35
4.50 - 4.99	244	0.80	$30,527,197	0.51
5.00 - 5.49	74	0.24	$10,746,488	0.18
5.50 - 5.99	14	0.05	$1,364,758	0.02
6.00 - 6.49	-	-	$-	-
6.50 - 6.99	-	-	$-	-
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	30,569	100.00	$5,946,002,407	100.00

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Dec-14
Date of Report:	15-Jan-15

Cover Pool - Indexed LTV Distribution (1)

Indexed LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	3,603	11.79	$233,320,461	3.92
20.01 - 25.00	1,569	5.13	$168,454,211	2.83
25.01 - 30.00	1,727	5.65	$221,136,026	3.72
30.01 - 35.00	1,830	5.99	$271,316,605	4.56
35.01 - 40.00	1,670	5.46	$274,277,436	4.61
40.01 - 45.00	1,744	5.71	$317,443,835	5.34
45.01 - 50.00	1,845	6.04	$380,027,821	6.39
50.01 - 55.00	2,044	6.69	$472,782,868	7.95
55.01 - 60.00	2,471	8.08	$618,593,925	10.40
60.01 - 65.00	3,544	11.59	$916,002,267	15.41
65.01 - 70.00	5,954	19.48	$1,445,459,024	24.31
70.01 - 75.00	2,185	7.15	$529,970,150	8.91
75.01 - 80.00	383	1.25	$97,217,777	1.64
80.01 and Above	-	-	$-	-

Grand Total	30,569	100.00	5,946,002,407	100.00

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	6,780	22.18	$1,180,251,252	19.85
12 - 17	3,613	11.82	$621,979,261	10.46
18 - 24	2,141	7.00	$458,086,293	7.70
25 - 30	4,961	16.23	$947,719,631	15.94
31 - 36	10,989	35.95	$2,335,200,777	39.27
37 - 42	1,970	6.44	$382,768,932	6.44
43 - 48	115	0.38	$19,996,260	0.34
49 - 54	-	-	$-	-
55 - 60	-	-	$-	-
61 - 63	-	-	$-	-
72 and Above	-	-	$-	-

Grand Total	30,569	100.00	$5,946,002,407	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	7,666	25.08	$485,317,848	8.16
100,000 - 199,999	11,423	37.37	$1,699,424,984	28.58
200,000 - 299,999	6,814	22.29	$1,660,461,935	27.93
300,000 - 399,999	2,645	8.65	$902,342,090	15.18
400,000 - 499,999	1,006	3.29	$445,981,811	7.50
500,000 - 599,999	456	1.49	$247,357,692	4.16
600,000 - 699,999	196	0.64	$125,544,832	2.11
700,000 - 799,999	120	0.39	$89,419,030	1.50
800,000 - 899,999	61	0.20	$51,995,811	0.87
900,000 - 999,999	42	0.14	$39,316,237	0.66
1,000,000 - 1,499,999	97	0.32	$116,045,120	1.95
1,500,000 - 2,000,000	29	0.09	$49,896,472	0.84
2,000,000 - 3,000,000	14	0.05	$32,898,545	0.55
3,000,000 and Above	-	-	$-	-

	30,569	100.00	$5,946,002,407	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	4,939	16.16	$852,515,946	14.34
Multi-Residential	1,685	5.51	$394,613,703	6.64
Single Family	22,143	72.44	$4,359,094,473	73.31
Townhouse	1,802	5.89	$339,778,285	5.71

Grand Total	30,569	100.00	5,946,002,407	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Indexed LTV and Delinquency Distribution by Province (1)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$26,477,688	$-	$-	$-	$26,477,688
	20.01 - 25	$19,893,105	$-	$-	$-	$19,893,105
	25.01 - 30	$25,538,661	$-	$-	$86,502	$25,625,163
	30.01 - 35	$29,967,401	$-	$-	$-	$29,967,401
	35.01 - 40	$31,840,004	$-	$-	$-	$31,840,004
	40.01 - 45	$41,119,336	$-	$-	$-	$41,119,336
	45.01 - 50	$55,004,565	$680,947	$152,875	$-	$55,838,386
	50.01 - 55	$70,693,517	$-	$608,998	$-	$71,302,515
	55.01 - 60	$105,757,813	$-	$557,083	$-	$106,314,896
	60.01 - 65	$177,932,316	$-	$-	$-	$177,932,316
	65.01 - 70	$178,133,515	$-	$-	$-	$178,133,515
	70.01 - 75	$23,070,202	$-	$-	$-	$23,070,202
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		785,428,124	680,947	1,318,956	86,502	787,514,529

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Dec-14
Date of Report:	15-Jan-15

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia	20.00 and Below	$46,260,479	$-	$-	$77,829	$46,338,308
	20.01 - 25	$31,972,795	$-	$-	$-	$31,972,795
	25.01 - 30	$36,198,199	$467,873	$-	$-	$36,666,072
	30.01 - 35	$44,830,322	$468,741	$-	$-	$45,299,063
	35.01 - 40	$42,461,389	$-	$-	$128,836	$42,590,225
	40.01 - 45	$45,816,284	$-	$-	$-	$45,816,284
	45.01 - 50	$59,744,286	$-	$239,780	$-	$59,984,066
	50.01 - 55	$84,034,022	$-	$653,645	$-	$84,687,667
	55.01 - 60	$76,890,540	$488,103	$-	$-	$77,378,644
	60.01 - 65	$107,031,851	$-	$-	$-	$107,031,851
	65.01 - 70	$179,181,545	$707,515	$-	$512,169	$180,401,229
	70.01 - 75	$64,840,322	$-	$-	$-	$64,840,322
	75.01 - 80	$9,304,991	$-	$-	$-	$9,304,991
	80.01 and Above	$-	$-	$-	$-	$-

		828,567,024	2,132,232	893,425	718,834	832,311,516

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba	20.00 and Below	$2,802,091	$-	$-	$-	$2,802,091
	20.01 - 25	$2,615,654	$-	$-	$-	$2,615,654
	25.01 - 30	$3,881,056	$-	$-	$-	$3,881,056
	30.01 - 35	$2,942,746	$-	$-	$-	$2,942,746
	35.01 - 40	$2,993,854	$-	$-	$-	$2,993,854
	40.01 - 45	$3,682,445	$-	$-	$-	$3,682,445
	45.01 - 50	$5,179,903	$-	$-	$-	$5,179,903
	50.01 - 55	$6,866,010	$-	$-	$-	$6,866,010
	55.01 - 60	$5,972,947	$-	$-	$-	$5,972,947
	60.01 - 65	$9,652,986	$-	$-	$-	$9,652,986
	65.01 - 70	$14,246,848	$-	$-	$-	$14,246,848
	70.01 - 75	$21,211,124	$-	$179,315	$-	$21,390,440
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		82,047,663	-	179,315	-	82,226,978

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick	20.00 and Below	$2,691,030	$-	$-	$-	$2,691,030
	20.01 - 25	$1,525,991	$-	$-	$-	$1,525,991
	25.01 - 30	$1,999,126	$-	$-	$-	$1,999,126
	30.01 - 35	$2,633,249	$-	$67,910	$48,568	$2,749,727
	35.01 - 40	$3,019,786	$-	$-	$-	$3,019,786
	40.01 - 45	$3,676,174	$-	$-	$-	$3,676,174
	45.01 - 50	$3,754,254	$-	$-	$-	$3,754,254
	50.01 - 55	$4,523,860	$-	$-	$-	$4,523,860
	55.01 - 60	$5,305,445	$-	$-	$-	$5,305,445
	60.01 - 65	$11,435,080	$267,189	$-	$-	$11,702,269
	65.01 - 70	$27,124,981	$-	$-	$-	$27,124,981
	70.01 - 75	$2,006,743	$149,760	$-	$-	$2,156,503
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		69,695,719	416,949	67,910	48,568	70,229,146

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland	20.00 and Below	$1,771,341	$-	$-	$-	$1,771,341
	20.01 - 25	$1,269,156	$-	$-	$-	$1,269,156
	25.01 - 30	$2,684,210	$-	$-	$-	$2,684,210
	30.01 - 35	$2,725,041	$-	$-	$-	$2,725,041
	35.01 - 40	$3,367,913	$-	$-	$-	$3,367,913
	40.01 - 45	$3,871,854	$-	$-	$-	$3,871,854
	45.01 - 50	$5,334,512	$-	$-	$-	$5,334,512
	50.01 - 55	$8,166,903	$-	$161,586	$-	$8,328,489
	55.01 - 60	$8,569,084	$-	$-	$-	$8,569,084
	60.01 - 65	$13,132,313	$-	$-	$199,693	$13,332,006
	65.01 - 70	$58,419,031	$-	$-	$-	$58,419,031
	70.01 - 75	$6,596,348	$-	$-	$-	$6,596,348
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		115,907,708	-	161,586	199,693	116,268,986

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Dec-14
Date of Report:	15-Jan-15

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia	20.00 and Below	$3,530,570	$-	$-	$-	$3,530,570
	20.01 - 25	$2,603,575	$-	$-	$-	$2,603,575
	25.01 - 30	$3,703,942	$-	$-	$-	$3,703,942
	30.01 - 35	$6,517,016	$-	$-	$-	$6,517,016
	35.01 - 40	$5,972,004	$-	$-	$-	$5,972,004
	40.01 - 45	$6,829,979	$-	$-	$-	$6,829,979
	45.01 - 50	$6,855,502	$-	$-	$-	$6,855,502
	50.01 - 55	$10,826,300	$-	$-	$-	$10,826,300
	55.01 - 60	$11,116,829	$-	$-	$-	$11,116,829
	60.01 - 65	$15,674,609	$-	$-	$-	$15,674,609
	65.01 - 70	$47,231,603	$685,410	$-	$-	$47,917,013
	70.01 - 75	$31,643,647	$-	$-	$-	$31,643,647
	75.01 - 80	$14,191,537	$-	$-	$-	$14,191,537
	80.01 and Above	$-	$-	$-	$-	$-

		166,697,113	685,410	-	-	167,382,523

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario	20.00 and Below	$114,118,987	$97,450	$-	$26,836	$114,243,274
	20.01 - 25	$82,414,302	$-	$-	$70,523	$82,484,825
	25.01 - 30	$113,274,823	$187,070	$-	$-	$113,461,893
	30.01 - 35	$136,771,520	$-	$-	$-	$136,771,520
	35.01 - 40	$138,553,164	$-	$-	$-	$138,553,164
	40.01 - 45	$151,232,289	$-	$52,157	$-	$151,284,445
	45.01 - 50	$178,242,688	$-	$-	$-	$178,242,688
	50.01 - 55	$211,733,889	$-	$-	$-	$211,733,889
	55.01 - 60	$297,283,970	$242,986	$290,857	$-	$297,817,813
	60.01 - 65	$441,839,462	$-	$501,934	$-	$442,341,396
	65.01 - 70	$663,915,688	$2,720,112	$-	$-	$666,635,800
	70.01 - 75	$86,216,971	$-	$169,508	$-	$86,386,478
	75.01 - 80	$12,407,272	$-	$-	$336,393	$12,743,665
	80.01 and Above	$-	$-	$-	$-	$-

		2,628,005,025	3,247,618	1,014,455	433,752	2,632,700,850

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Dec-14
Date of Report:	15-Jan-15

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island	20.00 and Below	$597,569	$-	$-	$-	$597,569
	20.01 - 25	$779,451	$-	$-	$-	$779,451
	25.01 - 30	$131,014	$-	$-	$-	$131,014
	30.01 - 35	$871,115	$-	$-	$-	$871,115
	35.01 - 40	$738,532	$-	$-	$-	$738,532
	40.01 - 45	$1,611,860	$-	$-	$-	$1,611,860
	45.01 - 50	$690,691	$-	$-	$-	$690,691
	50.01 - 55	$1,443,237	$-	$-	$-	$1,443,237
	55.01 - 60	$3,204,658	$-	$-	$-	$3,204,658
	60.01 - 65	$3,873,288	$-	$-	$-	$3,873,288
	65.01 - 70	$11,117,913	$-	$-	$-	$11,117,913
	70.01 - 75	$769,909	$-	$-	$-	$769,909
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		25,829,237	-	-	-	25,829,237

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec	20.00 and Below	$32,505,166	$-	$-	$-	$32,505,166
	20.01 - 25	$23,195,016	$57,300	$38,080	$63,147	$23,353,542
	25.01 - 30	$30,534,205	$-	$-	$-	$30,534,205
	30.01 - 35	$39,171,390	$142,300	$205,820	$-	$39,519,510
	35.01 - 40	$41,201,119	$293,576	$154,091	$-	$41,648,786
	40.01 - 45	$52,919,372	$174,446	$89,002	$-	$53,182,820
	45.01 - 50	$57,532,129	$97,575	$-	$134,367	$57,764,071
	50.01 - 55	$63,103,835	$-	$-	$251,017	$63,354,852
	55.01 - 60	$90,074,279	$170,368	$47,787	$983,113	$91,275,547
	60.01 - 65	$119,113,711	$563,978	$227,794	$158,984	$120,064,466
	65.01 - 70	$222,826,186	$789,988	$-	$214,352	$223,830,525
	70.01 - 75	$286,983,032	$601,461	$1,207,258	$119,977	$288,911,728
	75.01 - 80	$59,339,699	$715,330	$377,991	$544,566	$60,977,585
	80.01 and Above	$-	$-	$-	$-	$-

		1,118,499,137	3,606,322	2,347,823	2,469,522	1,126,922,804

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan	20.00 and Below	$2,363,426	$-	$-	$-	$2,363,426
	20.01 - 25	$1,956,116	$-	$-	$-	$1,956,116
	25.01 - 30	$2,449,345	$-	$-	$-	$2,449,345
	30.01 - 35	$3,953,466	$-	$-	$-	$3,953,466
	35.01 - 40	$3,553,167	$-	$-	$-	$3,553,167
	40.01 - 45	$6,368,638	$-	$-	$-	$6,368,638
	45.01 - 50	$6,383,748	$-	$-	$-	$6,383,748
	50.01 - 55	$9,716,050	$-	$-	$-	$9,716,050
	55.01 - 60	$11,638,062	$-	$-	$-	$11,638,062
	60.01 - 65	$14,397,080	$-	$-	$-	$14,397,080
	65.01 - 70	$37,021,197	$-	$384,339	$226,632	$37,632,168
	70.01 - 75	$4,204,573	$-	$-	$-	$4,204,573
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		104,004,868	-	384,339	226,632	104,615,839

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Dec-14
Date of Report:	15-Jan-15

Cover Pool - Current LTV Distribution by Credit Score (1)

	Credit Scores
Indexed LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$5,626,203	$4,353,068	$12,112,017	$29,958,365	$94,475,632	$86,795,177	$233,320,461
20.01 - 25	$2,535,495	$3,463,089	$11,388,444	$26,581,521	$73,853,950	$50,631,712	$168,454,211
25.01 - 30	$4,643,434	$6,503,751	$20,615,901	$37,257,762	$84,149,336	$67,965,842	$221,136,026
30.01 - 35	$5,872,234	$8,072,114	$24,993,616	$47,888,164	$109,161,835	$75,328,642	$271,316,605
35.01 - 40	$9,075,655	$10,046,517	$29,958,753	$50,893,969	$108,463,493	$65,839,048	$274,277,436
40.01 - 45	$7,689,002	$13,779,887	$30,667,095	$62,102,862	$128,560,102	$74,644,886	$317,443,835
45.01 - 50	$7,625,425	$18,104,577	$35,400,612	$91,420,713	$157,863,481	$69,613,013	$380,027,821
50.01 - 55	$16,789,442	$22,828,202	$49,730,826	$113,587,977	$189,681,986	$80,164,437	$472,782,868
55.01 - 60	$20,542,164	$31,273,616	$78,133,418	$153,464,404	$238,209,281	$96,971,043	$618,593,925
60.01 - 65	$17,942,188	$34,168,329	$115,020,031	$239,832,636	$384,024,078	$125,015,005	$916,002,267
65.01 - 70	$17,391,060	$54,772,334	$204,500,889	$408,345,611	$579,749,414	$180,699,715	$1,445,459,024
70.01 - 75	$4,651,554	$19,942,604	$75,958,289	$159,270,543	$209,508,584	$60,638,576	$529,970,150
75.01 - 80	$631,349	$6,335,846	$15,751,043	$35,308,780	$31,041,775	$8,148,985	$97,217,777
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$121,015,205	$233,643,935	$704,230,933	$1,455,913,306	$2,388,742,946	$1,042,456,082	$5,946,002,407

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Dec-14
Date of Report:	15-Jan-15

Appendix Indexation Methodology

Starting July 1, 2014, the Guarantor employs an indexation methodology that meets the requirements provided for in the CMHC Guide to determine indexed valuations for Properties relating to the Loans in the Portfolio (which methodology may be changed from time to time and will, at any time, be disclosed in the then-current Investor Report and each future Investor Report for periods from and after July 1, 2014, the “Indexation Methodology”) for purposes of the Asset Coverage Test, the Amortization Test and the Valuation Calculation as set forth in the Guarantor Agreement, and for all other purposes as required by the CMHC Guide. Any update or other change to the Indexation Methodology must comply with the requirements of the CMHC Guide and will (i) require notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such update or other change constitutes a material amendment thereto, require satisfaction of the Rating Agency Condition, and (iii) if such update or other change is materially prejudicial to the Covered Bondholders, require the consent of the Bond Trustee.

Initially, the Indexation Methodology to be employed by the Guarantor will be based on (i) with respect to Properties located within the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through its House Price IndexTM (the “House Price Index”), and (ii) for Properties located in all other areas of Canada, a property value that is adjusted using the Teranet - National Bank Composite 11 House Price IndexTM (the “Composite 11 House Price Index”), which is calculated as a weighted average of the data for the eleven cities included in the House Price Index.

The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. Details of the House Price Index and the Composite 11 House Price Index may be found at www.housepriceindex.ca.

Certain risks are associated with the use of composite indices and statistics including the House Price Index and the Composite 11 House Price Index, such as (i) the data provided with respect to larger geographical areas could mask localized price fluctuations, and (ii) data on the growth rate for each type of dwelling is not available because the data provided combines all dwelling types and, therefore, the data provided may not reflect price fluctuations for the different types of dwellings. Accordingly, no assurance can be given that the valuation of the Properties in the Portfolio using the Indexation Methodology will result in an accurate determination of the actual realizable value of a particular Property or of the Portfolio as a whole. The Bank can give no assurance as to the accuracy of the information provided by the House Price Index or the Composite 11 House Price Index.